Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 157,351,820	$ 176,460,053
Restricted cash	661,050	564,027
Trade accounts receivable, net	15,672,594	10,159,572
Other receivables	2,719,447	1,365,550
Inventories	3,173,935	2,817,493
Accrued interest income	162,406	0
Investment in debt securities	18,942,000	0
Investment in equity securities	19,945,084	0
Prepaid expenses	1,033,449	984,394
Total current assets	219,661,785	192,351,089
Long-term assets
Vessels, net	453,102,388	465,913,492
Advances for vessels under construction	73,882,170	35,890,936
Restricted cash	6,300,000	6,300,000
Total assets	752,946,343	700,455,517
Current liabilities
Long-term debt, current portion	17,701,932	19,151,932
Accrued expenses	12,874,206	9,035,452
Accrued dividends	286,505	143,510
Deferred revenues	4,565,220	5,291,870
Total current liabilities	40,251,139	39,352,279
Long-term liabilities
Long-term debt, net of current portion	188,815,011	197,659,451
Total long-term liabilities	188,815,011	197,659,451
Total liabilities	229,066,150	237,011,730
Commitments and Contingencies
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 7,055,881 and 7,055,381, issued and outstanding)	211,661	211,676
Additional paid-in capital	260,402,794	258,724,564
Retained earnings	259,306,604	204,507,547
Accumulated other comprehensive loss	(1,058,000)	0
Total shareholders’ equity	518,863,059	463,443,787
Non-controlling interest	5,017,134	0
Total shareholders’ equity	523,880,193	463,443,787
Total liabilities and shareholders’ equity	752,946,343	700,455,517
Nonrelated Party [Member]
Current liabilities
Trade accounts payable	3,828,406	3,907,792
Related Party [Member]
Current liabilities
Trade accounts payable	$ 994,870	$ 1,821,723